DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps - Hedging instruments [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member] | Currency swap contract [member]
Interest rate
Contract/notional amount	£ 34	£ 490
Assets	8	3
Liabilities		29
Changes in fair value used for calculating hedge ineffectiveness	2	(10)
Fair value hedges [member] | Interest rate swap contract [member]
Interest rate
Contract/notional amount	183,489	150,971
Assets	798	947
Liabilities	229	187
Changes in fair value used for calculating hedge ineffectiveness	1,142	104
Cash flow hedges [member] | Currency swap contract [member]
Interest rate
Contract/notional amount	9,549	10,578
Assets	75	255
Liabilities	133	48
Changes in fair value used for calculating hedge ineffectiveness	(185)	229
Cash flow hedges [member] | Interest rate swap contract [member]
Interest rate
Contract/notional amount	426,740	556,945
Assets	355	358
Liabilities	743	844
Changes in fair value used for calculating hedge ineffectiveness	£ 992	£ (781)